Note 8 - Financial Expenses - Financial Expenses (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Transaction costs – embedded derivatives		$ 35,175
Accretion – preferred shares		988,038
Loss on re-measurement at fair value – embedded derivatives		35,317,049
Bank charges and other interest	4,276	2,176
Foreign exchange losses (gains)	35,990	4,646
Total financial expenses	$ 40,266	$ 36,347,084